Personnel expenses	12 Months Ended
Dec. 31, 2019
Personnel expenses
Personnel expenses

22.         Personnel expenses

The personnel expenses mentioned in note 20 and 21 above are as follows:

	Year Ended
	December 31,
(in thousands of €)	2019	2018	2017
Short‑term employee benefits—Salaries	€32,866	€18,617	€12,149
Short‑term employee benefits—Social Security	3,555	2,213	1,504
Post‑employment benefits	748	441	291
Termination benefits	644	96	8
Share‑based payment	37,208	18,527	3,985
Employer social security contributions stock options	10,794	4,918	5,281
	€85,815	€44,812	€23,218

The post‑employment benefits relate to the pension plans the Company has in place for its employees.

The number of full‑time equivalents (FTE) employees by department is presented below:

	Year Ended
	December 31,
Number of FTE	2019	2018	2017
Research and development	116.9	74.4	56.8
Selling, general and administrative	69.2	29.5	14.7
	186.1	103.9	71.5

These FTE’s are working outside the Netherlands.